Bank loan (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Movement of Bank Loan	The following outlines the movement of the bank loan from December 31, 2023, to December 31, 2025:

($)
Balance at December 31, 2023	10,031
Additional draw-down	15,000
Less: transaction costs and fees	(376)
Modification adjustment	(310)
Interest expense	2,053
Interest paid	(1,478)
Balance at December 31, 2024	24,920
Additional draw-down	2,000
Repayment	(27,287)
Less: transaction costs and fees	(907)
Modification adjustment	240
Interest expense	2,376
Interest paid	(2,466)
Reclassification of unamortized transaction costs to prepaids and other receivables	1,124
Balance at December 31, 2025	—